UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10389

Investment Company Act File Number

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Australia — 5.6%
AGL Energy, Ltd.	19,720	$262,431
Amcor, Ltd.	81,068	760,443
APA Group	9,919	51,971
Australia and New Zealand Banking Group, Ltd.	12,365	325,697
BHP Billiton, Ltd.	9,814	313,413
Caltex Australia, Ltd.	2,834	47,986
CFS Retail Property Trust Group	26,240	44,506
Coca-Cola Amatil, Ltd.	4,616	47,199
Commonwealth Bank of Australia	8,579	557,004
Computershare, Ltd.	6,596	64,442
Crown, Ltd.	5,308	77,469
CSL, Ltd.	5,507	338,966
Federation Centres	22,983	45,599
Flight Centre, Ltd.	1,174	48,653
Fortescue Metals Group, Ltd.	15,408	71,469
GPT Group	20,014	63,246
Harvey Norman Holdings, Ltd.	44,634	116,917
James Hardie Industries PLC CDI	5,348	60,447
Leighton Holdings, Ltd.	4,691	67,420
Metcash, Ltd.	15,823	41,755
National Australia Bank, Ltd.	10,650	309,612
Orica, Ltd.	14,293	294,211
Origin Energy, Ltd.	22,838	279,097
Orora, Ltd.(1)	81,068	90,812
Qantas Airways, Ltd.(1)	55,697	53,332
Rio Tinto, Ltd.	5,375	305,419
Seek, Ltd.	4,745	51,507
Tabcorp Holdings, Ltd.	17,246	52,102
Tatts Group, Ltd.	20,688	54,080
Telstra Corp., Ltd.	131,338	591,127
Toll Holdings, Ltd.	9,095	44,417
Transurban Group	16,374	98,934
Wesfarmers, Ltd.	1,468	53,863
Westfield Retail Trust	17,493	46,216
Westpac Banking Corp.	3,483	93,872
Woodside Petroleum, Ltd.	5,370	175,625
Woolworths, Ltd.	10,893	324,753

		$6,326,012

Austria — 1.0%
Andritz AG	832	$45,653
OMV AG	14,433	624,486
Raiffeisen Bank International AG	8,706	333,824
Verbund AG	5,540	116,706

		$1,120,669

Belgium — 3.6%
Ageas NV SA	1,164	$49,949
Anheuser-Busch InBev NV	13,471	1,291,097
Belgacom SA	13,840	395,081
Colruyt SA	7,459	423,138
Delhaize Group SA	915	58,769
Groupe Bruxelles Lambert SA	7,005	631,976
KBC Groep NV	1,451	85,580
Solvay SA	2,273	317,360

Security	Shares	Value
Telenet Group Holding NV	3,141	$186,576
UCB SA	5,498	388,762
Umicore SA	5,226	223,460

		$4,051,748

Denmark — 4.5%
A.P. Moller-Maersk A/S, Class A	21	$224,790
A.P. Moller-Maersk A/S, Class B	30	335,212
Coloplast A/S, Class B	14,477	1,087,519
Danske Bank A/S(1)	3,080	69,661
DSV A/S	13,873	445,426
Novo Nordisk A/S, Class B	41,865	1,658,422
Novozymes A/S, Class B	18,246	788,464
TDC A/S	14,081	132,473
Tryg A/S	2,372	226,513
William Demant Holding A/S(1)	1,810	166,567

		$5,135,047

Finland — 3.3%
Elisa Oyj	13,791	$353,527
Fortum Oyj	8,270	177,726
Kesko Oyj, Class B	2,175	80,155
Kone Oyj, Class B	22,222	901,786
Metso Oyj	3,262	101,826
Neste Oil Oyj	11,956	213,419
Nokia Oyj (1)	70,780	489,855
Nokian Renkaat Oyj	1,317	55,410
Orion Oyj, Class B	7,962	207,811
Sampo Oyj	11,184	518,578
Stora Enso Oyj	18,840	175,839
UPM-Kymmene Oyj	3,364	51,525
Valmet Corp.(1)	3,262	27,519
Wartsila Oyj	6,606	357,728

		$3,712,704

France — 6.4%
ADP	1,564	$176,459
Air Liquide SA	7,276	913,133
AXA SA	2,207	57,892
BNP Paribas SA	683	52,731
Carrefour SA	4,469	153,565
CGG SA(1)	3,608	53,595
Christian Dior SA	768	140,389
CNP Assurances	2,759	53,982
Compagnie Generale des Etablissements Michelin, Class B	289	30,400
Credit Agricole SA(1)	6,298	84,508
Dassault Systemes SA	1,969	233,510
EDF SA	2,363	80,216
Essilor International SA	2,064	207,120
Eutelsat Communications SA	3,731	113,204
GDF Suez	14,024	309,558
Groupe FNAC SA(1)	53	1,645
Iliad SA	316	72,292
Imerys SA	879	71,473
JCDecaux SA	1,986	84,692
Kering SA	430	85,759
L’Oreal SA	1,643	269,738
Lagardere SCA	1,361	48,043
LVMH Moet Hennessy Louis Vuitton SA	5,415	963,295
Natixis	15,283	89,652
Orange SA	5,618	69,546
Pernod-Ricard SA	5,008	537,813
Renault SA	6,033	524,081
Safran SA	4,673	332,092

Security	Shares	Value
Sanofi	4,274	$417,830
SES SA	2,704	86,836
Societe BIC SA	1,535	176,640
Societe Generale	1,376	77,744
Sodexo	2,236	220,209
Suez Environnement Co. SA	3,678	65,875
Total SA	5,116	291,876
Unibail-Rodamco SE	268	64,500
Vallourec SA	845	42,187
Veolia Environnement	2,686	42,112

		$7,296,192

Germany — 7.0%
Adidas AG	2,106	$234,801
BASF SE	1,621	173,304
Bayerische Motoren Werke AG	5,009	543,744
Beiersdorf AG	1,184	117,025
Celesio AG	1,831	60,316
Commerzbank AG(1)	8,618	145,885
Continental AG	655	140,573
Daimler AG	3,024	252,582
Deutsche Boerse AG	642	49,301
Deutsche Lufthansa AG(1)	3,987	94,707
Deutsche Post AG	10,201	352,320
Deutsche Telekom AG	13,301	215,066
E.ON AG	2,645	47,873
Fraport AG	937	69,143
Fresenius Medical Care AG & Co. KGaA	705	49,682
Hannover Rueckversicherung AG	1,152	91,388
HeidelbergCement AG	633	46,981
Henkel AG & Co. KGaA	6,387	620,700
Hochtief AG	629	50,069
Linde AG	7,160	1,353,008
Muenchener Rueckversicherungs-Gesellschaft AG	256	52,757
Osram Licht AG(1)	7,536	440,438
Porsche Automobil Holding SE, PFC Shares	819	79,902
ProSiebenSat.1 Media AG	1,725	77,274
RWE AG	1,503	55,458
RWE AG, PFC Shares	1,456	45,125
Salzgitter AG	1,112	49,053
SAP AG	18,965	1,451,005
Siemens AG	1,047	132,460
ThyssenKrupp AG(1)	2,906	74,625
United Internet AG	11,282	492,756
Volkswagen AG	484	117,203
Volkswagen AG, PFC Shares	557	140,570

		$7,917,094

Hong Kong — 5.0%
AAC Technologies Holdings, Inc.	11,500	$49,271
ASM Pacific Technology, Ltd.	5,100	47,759
Bank of East Asia, Ltd.	62,800	238,621
BOC Hong Kong (Holdings), Ltd.	116,500	354,823
Cathay Pacific Airways, Ltd.	120,000	249,647
Cheung Kong Infrastructure Holdings, Ltd.	50,000	293,678
CLP Holdings, Ltd.	41,000	310,122
Galaxy Entertainment Group, Ltd.(1)	100,000	977,458
Hang Seng Bank, Ltd.	51,700	815,614
HKT Trust and HKT, Ltd.	83,000	79,344
Hong Kong & China Gas Co., Ltd.	252,340	519,487
Hopewell Holdings, Ltd.	51,500	177,776

Security	Shares	Value
Li & Fung, Ltd.	56,000	$77,816
Link REIT (The)	22,500	101,883
MGM China Holdings, Ltd.	14,000	54,783
MTR Corp., Ltd.	75,000	265,253
Orient Overseas (International), Ltd.	9,000	37,487
Power Assets Holdings, Ltd.	76,500	573,639
Sands China, Ltd.	7,600	58,460
SJM Holdings, Ltd.	16,000	49,491
Wheelock & Co., Ltd.	10,000	40,558
Wing Hang Bank, Ltd.	14,500	207,811
Wynn Macau, Ltd.	12,800	54,283

		$5,635,064

Ireland — 1.2%
CRH PLC	17,461	$448,860
Kerry Group PLC, Class A	12,840	863,624

		$1,312,484

Israel — 2.2%
Bank Hapoalim B.M.	75,290	$390,961
Bank Leumi Le-Israel B.M.(1)	89,574	340,259
Bezeq Israeli Telecommunication Corp., Ltd.	144,376	220,018
Delek Group, Ltd.	342	122,020
Israel Chemicals, Ltd.	15,194	124,206
Israel Corp., Ltd.(1)	179	89,986
Mizrahi Tefahot Bank, Ltd.	15,499	188,760
NICE Systems, Ltd.	6,472	253,803
Teva Pharmaceutical Industries, Ltd. ADR	16,947	756,345

		$2,486,358

Italy — 4.2%
Atlantia SpA	14,359	$326,601
Autogrill SpA(1)	7,979	73,054
Enel Green Power SpA	133,159	335,607
Enel SpA	21,568	98,161
ENI SpA	58,024	1,317,646
Fiat SpA(1)	5,795	57,639
Finmeccanica SpA(1)	17,382	152,312
Luxottica Group SpA	10,902	577,722
Pirelli & C. SpA	3,852	61,952
Snam Rete Gas SpA	128,366	703,697
Telecom Italia SpA	64,684	71,832
Telecom Italia SpA, PFC Shares	365,898	308,207
Tenaris SA	5,930	132,286
Terna Rete Elettrica Nazionale SpA	113,704	551,271
UniCredit SpA	6,750	50,524

		$4,818,511

Japan — 12.4%
ABC-Mart, Inc.	1,400	$60,533
Air Water, Inc.	4,000	58,947
Aisin Seiki Co., Ltd.	1,700	62,595
All Nippon Airways Co., Ltd.	51,000	108,086
Amada Co., Ltd.	7,000	56,636
Asahi Kasei Corp.	7,000	52,969
Bank of Kyoto, Ltd. (The)	17,000	135,415
Bank of Yokohama, Ltd. (The)	28,000	140,747
Bridgestone Corp.	1,000	35,902
Brother Industries, Ltd.	4,400	55,325
Calbee, Inc.	1,800	41,531
Canon, Inc.	1,500	43,816
Chiba Bank, Ltd. (The)	16,000	101,250
Chugai Pharmaceutical Co., Ltd.	9,800	222,311

Security	Shares	Value
Chugoku Bank, Ltd. (The)	15,000	$184,640
Citizen Holdings Co., Ltd.	7,100	55,291
Coca-Cola West Co., Ltd.	2,800	54,868
Dai Nippon Printing Co., Ltd.	5,000	49,355
Daicel Chemical Industries, Ltd.	6,000	48,113
Daihatsu Motor Co., Ltd.	18,000	280,728
Denso Corp.	1,000	51,429
Electric Power Development Co., Ltd.	1,800	53,328
Fuji Electric Co., Ltd.	14,000	60,650
Fuji Heavy Industries, Ltd.	4,000	109,046
FUJIFILM Holdings Corp.	2,200	64,112
Gunma Bank, Ltd. (The)	39,000	206,387
Hachijuni Bank, Ltd. (The)	30,000	165,657
Hamamatsu Photonics K.K.	3,800	159,418
Hino Motors, Ltd.	5,000	72,759
Hirose Electric Co., Ltd.	300	42,012
Hiroshima Bank, Ltd. (The)	36,000	145,385
Hitachi Chemical Co., Ltd.	3,400	48,752
Hitachi Construction Machinery Co., Ltd.	3,500	66,859
Hitachi, Ltd.	8,000	60,987
Hoya Corp.	2,400	66,321
Ibiden Co., Ltd.	3,200	58,651
IHI Corp.	14,000	63,484
Isetan Mitsukoshi Holdings, Ltd.	5,100	64,516
Isuzu Motors, Ltd.	10,000	59,198
ITOCHU Techno-Solutions Corp.	1,500	61,764
Iyo Bank, Ltd. (The)	18,000	168,268
Japan Airlines Co., Ltd.	5,500	275,295
Japan Tobacco, Inc.	4,200	129,652
JFE Holdings, Inc.	3,100	64,240
Joyo Bank, Ltd. (The)	12,000	56,801
JSR Corp.	3,500	62,323
JTEKT Corp.	5,800	85,394
JX Holdings, Inc.	9,900	47,725
Kamigumi Co., Ltd.	19,000	170,176
Kaneka Corp.	8,000	49,477
Kansai Paint Co., Ltd.	18,000	243,136
Kao Corp.	4,900	155,339
Kawasaki Heavy Industries, Ltd.	22,000	95,145
KDDI Corp.	3,600	198,224
Keikyu Corp.	8,000	63,146
Keio Corp.	24,000	153,803
Keyence Corp.	500	205,306
Kikkoman Corp.	3,000	53,272
Kinden Corp.	5,000	48,762
Kintetsu Corp.	24,000	82,517
Kirin Holdings Co., Ltd.	6,000	81,598
Koito Manufacturing Co., Ltd.	3,000	61,041
Komatsu, Ltd.	1,500	31,663
Konami Corp.	2,100	49,912
Kubota Corp.	4,000	61,565
Kuraray Co., Ltd.	4,500	50,449
Kyowa Hakko Kirin Co., Ltd.	12,000	121,577
M3, Inc.	18	52,785
Makita Corp.	1,500	78,042
Mazda Motor Corp.(1)	12,000	57,554
Medipal Holdings Corp.	4,100	59,871
MEIJI Holdings Co., Ltd.	1,000	62,405
Miraca Holdings, Inc.	1,300	61,433
Mitsubishi Electric Corp.	9,000	101,657

Security	Shares	Value
Mitsubishi Gas Chemical Co., Inc.	11,000	$77,258
Mitsubishi Logistics Corp.	4,000	55,898
Mitsubishi Materials Corp.	20,000	67,141
Mitsubishi Tanabe Pharma Corp.	6,100	89,565
Mitsui Chemicals, Inc.	21,000	50,129
Mitsui O.S.K. Lines, Ltd.	19,000	77,881
MS&AD Insurance Group Holdings, Inc.	2,200	50,972
Murata Manufacturing Co., Ltd.	1,200	111,424
NGK Spark Plug Co., Ltd.	11,000	253,765
NHK Spring Co., Ltd.	5,300	54,176
Nintendo Co., Ltd.	400	45,878
Nippon Electric Glass Co., Ltd.	10,000	45,031
Nippon Meat Packers, Inc.	3,000	51,085
Nippon Yusen KK	14,000	43,324
Nishi-Nippon City Bank, Ltd. (The)	47,000	118,490
Nisshin Seifun Group, Inc.	5,000	49,694
Nissin Foods Holdings Co., Ltd.	1,200	51,947
Nitori Holdings Co., Ltd.	1,200	116,540
Nitto Denko Corp.	2,000	88,927
NOK Corp.	3,200	51,554
NSK, Ltd.	9,000	100,913
NTT DoCoMo, Inc.	27,900	446,701
Odakyu Electric Railway Co., Ltd.	12,000	105,252
OMRON Corp.	2,900	114,659
Ono Pharmaceutical Co., Ltd.	3,200	278,104
Oracle Corp. Japan	2,800	111,200
Osaka Gas Co., Ltd.	15,000	60,580
Panasonic Corp.	5,200	58,935
Rakuten, Inc.	9,100	148,900
Ricoh Co., Ltd.	4,000	42,033
Rinnai Corp.	2,000	155,610
ROHM Co., Ltd.	1,200	59,802
Sankyo Co., Ltd.	1,400	66,224
Santen Pharmaceutical Co., Ltd.	2,200	92,156
Seven Bank, Ltd.	7,400	28,206
Shikoku Electric Power Co., Inc.(1)	2,900	41,849
Shin-Etsu Chemical Co., Ltd.	1,900	105,193
Shinsei Bank, Ltd.	23,000	46,495
Shiseido Co., Ltd.	3,700	58,500
Shizuoka Bank, Ltd. (The)	26,000	258,234
SMC Corp.	200	50,091
SoftBank Corp.	2,700	195,471
Sony Corp.	2,800	43,868
Stanley Electric Co., Ltd.	2,200	49,701
Sumco Corp.	6,100	46,668
Sumitomo Chemical Co., Ltd.	21,000	85,076
Sumitomo Electric Industries, Ltd.	3,700	58,112
Sumitomo Metal Mining Co., Ltd.	5,000	64,693
Sumitomo Mitsui Trust Holding, Inc.	11,000	52,185
Suntory Beverage & Food, Ltd.	1,700	55,485
Suruga Bank, Ltd.	10,000	168,881
Suzuken Co., Ltd.	5,000	172,815
Suzuki Motor Corp.	2,100	54,436
Sysmex Corp.	2,600	143,105
Taiyo Nippon Sanso Corp.	8,000	55,350
Terumo Corp.	1,000	46,437
THK Co., Ltd.	2,500	54,191
Toho Gas Co., Ltd.	22,000	101,615
Tokyo Electric Power Co., Inc.(1)	12,500	56,729

Security	Shares	Value
Tokyo Electron, Ltd.	900	$46,922
Tokyo Gas Co., Ltd.	22,000	109,105
TonenGeneral Sekiyu K.K.	23,000	200,440
TOTO, Ltd.	3,000	47,451
Toyo Seikan Kaisha, Ltd.	2,500	44,345
Toyo Suisan Kaisha, Ltd.	1,000	31,512
Toyoda Gosei Co., Ltd.	2,000	42,062
Toyota Boshoku Corp.	4,100	46,691
Toyota Industries Corp.	1,100	50,261
Toyota Motor Corp.	2,700	154,493
Tsumura & Co.	1,700	41,922
Unicharm Corp.	5,000	271,647
USS Co., Ltd.	10,400	142,081
Yakult Honsha Co., Ltd.	1,500	73,209
Yamaha Corp.	3,400	49,846
Yamaha Motor Co., Ltd.	6,600	87,178
Yamato Holdings Co., Ltd.	3,200	66,994
Yaskawa Electric Corp.	4,000	54,384
Yokogawa Electric Corp.	5,100	78,993
Yokohama Rubber Co., Ltd. (The)	5,000	44,525

		$14,038,521

Netherlands — 4.6%
Aegon NV	9,795	$85,379
Akzo Nobel NV	8,949	643,630
ASML Holding NV	14,163	1,198,506
Delta Lloyd NV	3,195	82,082
European Aeronautic Defence and Space Co. NV	3,366	238,465
Gemalto NV	562	63,342
Heineken Holding NV	4,039	232,608
Heineken NV	7,054	429,770
ING Groep NV(1)	6,256	82,623
Koninklijke Ahold NV	46,093	767,230
Koninklijke DSM NV	9,532	630,968
Koninklijke KPN NV(1)	16,902	63,242
Koninklijke Vopak NV	1,918	105,414
QIAGEN NV(1)	13,623	298,801
Randstad Holding NV	887	56,251
Reed Elsevier NV	11,930	246,039
STMicroelectronics NV	5,561	45,645

		$5,269,995

New Zealand — 0.5%
Auckland International Airport, Ltd.	79,283	$233,687
Contact Energy, Ltd.	23,324	97,187
Fletcher Building, Ltd.	17,648	129,274
Telecom Corporation of New Zealand, Ltd.	52,744	100,026

		$560,174

Norway — 2.7%
Aker Solutions ASA	18,065	$277,457
Gjensidige Forsikring ASA	6,519	125,298
Norsk Hydro ASA	58,621	266,693
Orkla ASA	20,563	160,074
Seadrill, Ltd.	8,001	287,431
Statoil ASA	35,612	844,028
Subsea 7 SA	10,099	174,045
Telenor ASA	42,114	876,128
Yara International ASA	1,858	76,731

		$3,087,885

Security	Shares	Value
Portugal — 0.6%
Banco Espirito Santo SA(1)	39,242	$59,527
EDP-Energias de Portugal SA	73,323	275,271
Galp Energia SGPS SA, Class B	7,743	119,709
Jeronimo Martins SGPS SA	9,657	165,105
Portugal Telecom SGPS SA	20,164	88,631

		$708,243

Singapore — 3.8%
Ascendas Real Estate Investment Trust	60,000	$99,679
CapitaMall Trust	33,000	48,160
ComfortDelGro Corp., Ltd.	45,000	68,008
DBS Group Holdings, Ltd.	90,300	1,166,176
Jardine Cycle & Carriage, Ltd.	2,000	54,620
Noble Group, Ltd.	98,000	72,716
Olam International, Ltd.	66,000	76,382
Oversea-Chinese Banking Corp., Ltd.	102,000	741,118
Singapore Airlines, Ltd.	37,000	277,690
Singapore Press Holdings, Ltd.	33,000	103,253
Singapore Technologies Engineering, Ltd.	38,000	112,548
Singapore Telecommunications, Ltd.	209,000	576,593
StarHub, Ltd.	33,000	110,291
United Overseas Bank, Ltd.	33,000	516,014
UOL Group, Ltd.	51,000	233,572
Yangzijiang Shipbuilding Holdings, Ltd.	83,000	74,708

		$4,331,528

Spain — 4.7%
Abertis Infraestructuras SA	14,497	$323,502
Acciona SA	828	54,864
Acerinox SA	8,757	113,706
ACS Actividades de Construccion y Servicios SA	3,559	124,916
Amadeus IT Holding SA, Class A	12,461	492,931
CaixaBank SA	50,803	311,358
Distribuidora Internacional de Alimentacion SA	10,918	89,716
Enagas	17,193	469,987
Ferrovial SA	28,385	544,646
Grifols SA	5,094	263,799
Iberdrola SA	18,069	111,263
Indra Sistemas SA	7,412	131,226
Industria de Diseno Textil SA	4,511	671,842
International Consolidated Airlines Group SA(1)	17,117	117,105
Red Electrica Corp. SA	5,529	386,681
Repsol SA	14,951	349,433
Telefonica SA	40,287	620,475
Zardoya Otis SA	6,587	110,530

		$5,287,980

Sweden — 5.2%
Atlas Copco AB, Class A	1,766	$47,851
Elekta AB, Class B	3,308	48,157
Getinge AB, Class B	3,273	112,372
Hennes & Mauritz AB, Class B	18,506	795,748
Holmen AB, Class B	6,671	230,280
Investor AB, Class B	14,100	455,857
Lundin Petroleum AB(1)	2,108	36,460
Millicom International Cellular SA SDR	2,789	271,069
Nordea Bank AB	68,825	918,401
Scania AB, Class B	5,767	117,828
Skandinaviska Enskilda Banken AB, Class A	37,448	482,505
Skanska AB, Class B	17,255	339,724

Security	Shares	Value
SKF AB, Class B	5,595	$148,069
Svenska Cellulosa AB, Class B	3,122	88,775
Swedbank AB, Class A	17,314	451,802
Tele2 AB, Class B	17,326	190,535
Telefonaktiebolaget LM Ericsson, Class B	11,670	142,897
TeliaSonera AB	135,801	1,005,750

		$5,884,080

Switzerland — 7.3%
Actelion, Ltd.(1)	5,582	$524,088
Adecco SA(1)	4,988	391,790
ARYZTA AG(1)	788	61,921
Baloise Holding AG	1,367	163,293
Compagnie Financiere Richemont SA, Class A	679	62,811
Credit Suisse Group AG(1)	2,430	73,218
Geberit AG	236	68,412
Givaudan SA(1)	157	232,159
Lonza Group AG(1)	774	77,637
Nestle SA	21,922	1,588,716
Novartis AG	13,636	1,077,801
Roche Holding AG PC	3,945	1,082,372
Schindler Holding AG	2,365	347,199
Sonova Holding AG(1)	2,558	351,313
Sulzer AG	795	119,707
Swatch Group, Ltd. (The)	458	46,900
Swatch Group, Ltd. (The), Bearer Shares	638	379,179
Swiss Life Holding AG(1)	399	85,876
Swiss Reinsurance Co., Ltd.	7,299	629,911
Swisscom AG	1,047	575,137
Transocean, Ltd.	1,218	52,981
Zurich Insurance Group AG(1)	830	240,651

		$8,233,072

United Kingdom — 13.1%
Aberdeen Asset Management PLC	14,295	$91,688
Anglo American PLC	9,686	228,386
Associated British Foods PLC	8,893	396,313
AstraZeneca PLC	6,335	401,728
Aviva PLC	83,894	613,721
BAE Systems PLC	30,618	216,006
Barclays PLC	129,770	579,325
BHP Billiton PLC	4,062	119,579
BP PLC	105,443	826,362
Bunzl PLC	2,862	65,196
Burberry Group PLC	18,459	438,276
Capita PLC	9,433	152,206
Centrica PLC	140,577	717,934
Cobham PLC	38,227	184,442
Coca-Cola HBC AG(1)	8,092	214,334
Compass Group PLC	7,989	119,398
Croda International PLC	1,406	55,618
Diageo PLC	27,272	808,783
easyJet PLC	2,461	66,471
Experian PLC	4,935	84,238
GKN PLC	13,143	85,034
GlaxoSmithKline PLC	3,480	89,450
HSBC Holdings PLC	40,207	412,594
Kingfisher PLC	10,578	64,137
Lloyds Banking Group PLC(1)	451,225	615,354
Marks & Spencer Group PLC	23,568	182,124
Melrose Industries PLC	45,525	231,231

Security	Shares	Value
National Grid PLC	9,123	$118,093
Next PLC	1,363	139,799
Old Mutual PLC	157,158	444,741
Prudential PLC	6,666	134,188
Randgold Resources, Ltd.	2,371	162,979
Reed Elsevier PLC	7,665	111,648
Rexam PLC	14,205	114,938
Rio Tinto PLC	4,728	251,475
Rolls-Royce Holdings PLC(1)	6,194	120,640
Royal Dutch Shell PLC, Class A	29,315	1,015,518
Sage Group PLC (The)	21,582	144,725
Schroders PLC	2,674	108,230
Serco Group PLC	28,822	206,648
Severn Trent PLC	1,894	53,649
Shire PLC	2,773	138,390
Smiths Group PLC	9,498	223,992
SSE PLC	4,577	98,195
Standard Chartered PLC	21,102	428,876
Tesco PLC	91,836	482,594
Travis Perkins PLC	7,798	222,502
TUI Travel PLC	8,349	58,319
Tullow Oil PLC	18,196	235,550
Unilever PLC	4,839	185,721
United Utilities Group PLC	4,978	58,503
Vodafone Group PLC	242,402	898,273
Whitbread PLC	4,692	288,913
WM Morrison Supermarkets PLC	24,517	96,614
Wolseley PLC	4,126	222,049

		$14,825,690

Total Common Stocks (identified cost $94,941,791)		$112,039,051

Rights(1) — 0.0% (2)

Security	Shares	Value
ACS Actividades de Construccion y Servicios SA, Exp. 2/19/14	3,559	$2,025
Raiffeisen Bank International AG, Exp. 2/7/14	8,706	0

Total Rights (identified cost $2,167)		$2,025

Short-Term Investments — 0.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(3)	$389	$388,921

Total Short-Term Investments (identified cost $388,921)		$388,921

Total Investments — 99.2% (identified cost $95,332,879)		$112,429,997

Other Assets, Less Liabilities — 0.8%		$887,755

Net Assets — 100.0%		$113,317,752

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $119.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	36.6%	$41,497,645
British Pound Sterling	13.1	14,825,690
Japanese Yen	12.4	14,038,521
Swiss Franc	7.3	8,233,072
Australian Dollar	5.6	6,326,012
Swedish Krona	5.2	5,884,080
Hong Kong Dollar	5.0	5,635,064
Danish Krone	4.5	5,135,047
Singapore Dollar	3.8	4,331,528
Norwegian Krone	2.7	3,087,885
Israeli Shekel	1.5	1,730,013
United States Dollar	1.0	1,145,266
New Zealand Dollar	0.5	560,174

Total Investments	99.2%	$112,429,997

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	17.2%	$19,461,217
Industrials	12.5	14,149,240
Consumer Discretionary	11.4	12,880,495
Health Care	10.6	11,975,793
Consumer Staples	10.5	11,949,594
Materials	9.3	10,581,961
Telecommunication Services	7.7	8,725,059
Energy	6.9	7,830,589
Utilities	6.6	7,505,546
Information Technology	6.2	6,981,582
Short-Term Investments	0.3	388,921

Total Investments	99.2%	$112,429,997

The Portfolio did not have any open financial instruments at January 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$95,874,329

Gross unrealized appreciation	$18,915,961
Gross unrealized depreciation	(2,360,293)

Net unrealized appreciation	$16,555,668

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$90,812	$30,800,487		$—	$30,891,299
Developed Europe	27,519	78,633,875		—	78,661,394
Developed Middle East	756,345	1,730,013		—	2,486,358
Total Common Stocks	$874,676	$111,164,375	*	$—	$112,039,051
Rights	$2,025	$—		$—	$2,025
Short-Term Investments	—	388,921		—	388,921
Total Investments	$876,701	$111,553,296		$—	$112,429,997

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014